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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-02352
                                  ----------------------------------------------



                        Hatteras Income Securities, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



            One Financial Center  Boston, MA                     02111
--------------------------------------------------------------------------------
         (Address of principal executive offices)              (Zip code)


                           Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                     One Financial Center Boston, MA 02111
                                 1-617-772-3698
--------------------------------------------------------------------------------
                     (Name and address of agent for service)




Registrant's telephone number, including area code:   1-704-388-9174
                                                    ----------------------------

Date of fiscal year end:        8/31/05
                         ---------------------

Date of reporting period: 7/1/2004 - 6/30/2005
                          --------------------

ITEM 1.   PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

         (a)      The name of the issuer of the portfolio security;

         (b)      The exchange ticker symbol of the portfolio security;

         (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

         (d)      The shareholder meeting date;

         (e)      A brief identification of the matter voted on;

         (f) Whether the matter was proposed by the issuer or by a security holder;

         (g)      Whether the registrant cast its vote on the matter;

         (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

         (i) Whether the registrant cast its vote for or against management.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02352
Reporting Period: 07/01/2004 - 06/30/2005
Hatteras Income Securities, Inc.









======================= HATTERAS INCOME SECURITIES, INC. =======================

========== END NPX REPORT

Instructions.

1. In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2.       The exchange ticker symbol or CUSIP number required by paragraph (b) or
         (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               Hatteras Income Securities, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Christopher L. Wilson, President
                         -------------------------------------------------------

Date     August 31, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.


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